This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

                                            ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                              -AllianceBernstein U.S. Large Cap Growth Portfolio
--------------------------------------------------------------------------------
Supplement dated February 6, 2006 to the Prospectus dated December 30, 2005 of the AllianceBernstein Pooling Portfolios that offers shares of AllianceBernstein U.S. Large Cap Growth Portfolio.

The following information replaces information in the Portfolio's Prospectus under the heading "Management of the Portfolios - Portfolio Managers."

       Portfolio and                                                               Principal Occupation During
     Responsible Group               Employee; Time Period; Title                      the Past Five Years
     -----------------               ----------------------------                  --------------------------
AllianceBernstein U.S.        James G. Reilly; since inception;           Executive Vice President of ACMC with
  Large Cap Growth              Executive Vice President of ACMC          which he has been associated since prior
  Portfolio                                                               to 2001.  Mr. Reilly has been a member of
                                                                          the U.S. Large Cap Growth Team since 1988.

  U.S. Large Cap Growth       David P. Handke, Jr.; since inception;      Senior Vice President of ACMC with which
   Investment Team              Senior Vice President of ACMC             he has been associated since prior to
                                                                          2001.  Mr. Handke has been a member of the
                                                                          U.S. Large Cap Growth Team since 1984.

                              Scott Wallace; since inception;             Senior Vice President of ACMC with which
                                Senior Vice President of ACMC             he has been associated since prior to
                                                                          2001.  Mr. Wallance has been a member of
                                                                          the U.S. Large Cap Growth Team since 2001.

                              Michael J. Reilly; since 2006; Senior       Senior Vice President of ACMC with which
                                Vice President of ACMC                    he has been associated since prior to
                                                                          2001.  Mr. Reilly has been a member of the
                                                                          U.S. Large Cap Growth Team since 1992.

                              Syed J. Hasnain; since 2006; Senior         Senior Vice President of ACMC with which
                                Vice President of ACMC                    he has been associated since prior to
                                                                          2001.  Mr. Hasnain has been a member of
                                                                          the U.S. Large Cap Growth Team since 1994.



This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.


00250.0157 #640788